Schedule of Condensed Statements of Cash Flows (Details)	12 Months Ended
	Jun. 30, 2024 USD ($)	Jun. 30, 2024 GBP (£)	Jun. 30, 2023 USD ($)	Jun. 30, 2023 GBP (£)
Cash flows from operating activities
Net loss	$ (1,401,827)	£ (1,109,005)		£ (2,284,466)
Net cash used in operating activities	(1,811,724)	(1,433,326)	$ (795,803)	(629,591)
Cash flows from investing activities
Net cash used in investing activities	169,974	134,473		(1,223)
Cash flows from financing activities
Repayments to related parties	(6,493,986)	(5,137,647)		(3,716,062)
Net cash generated from financing activities	1,692,094	1,338,682		835,733
Net (decrease)/increase in cash, cash equivalents and restricted cash	50,344	39,829		204,919
Cash and cash equivalents at the beginning of the year	279,205	220,890		15,971
Cash and cash equivalents at the end of the year	329,549	260,719	279,205	220,890
Parent Company [Member]
Cash flows from operating activities
Net loss	(59,062)	(46,726)		(16,096)
Net cash used in operating activities	(59,062)	(46,726)		(16,096)
Cash flows from investing activities
Net cash used in investing activities
Cash flows from financing activities
Repayments to related parties	59,062	46,726		16,096
Net cash generated from financing activities	59,062	46,726		16,096
Net (decrease)/increase in cash, cash equivalents and restricted cash
Cash and cash equivalents at the beginning of the year | £
Cash, cash equivalents and restricted cash at beginning of the year | $
Cash and cash equivalents at the end of the year | £
Cash, cash equivalents and restricted cash at the end of the year | $